Contingencies, Commitments and Guarantees - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Jul. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Diverted Profits Tax paid				$ 1,066	$ 164
Tax Year 2015
Disclosure of analysis of single amount of discontinued operations [line items]
Diverted Profits Tax paid			$ 31
Tax Year 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Diverted Profits Tax paid		$ 87
Tax Year 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Diverted profits tax				$ 75
Tax Year 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Diverted Profits Tax paid	$ 261